Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower Bond Index Fund
Institutional Class Ticker: MXCOX
Investor Class Ticker: MXBIX
(the “Fund”)Supplement dated January 24, 2024 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 28, 2023, as supplementedEmpower Capital Management, LLC (“ECM”) is the investment adviser to the Fund and is responsible for managing the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security. At meetings held on October 5-6, 2023, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved the appointment of Franklin Advisers, Inc. (“Franklin Advisers”) and Franklin Advisory Services, LLC (“FAS LLC”) as the sub-advisers to the Fund effective on or about February 26, 2024 (the “Effective Date”). On the Effective Date, ECM will remain the investment adviser of the Fund while Franklin Advisers and FAS LLC will be responsible for managing the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security.On the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:Principal Investment Strategies
Below is a summary of the principal investment strategies of the Fund.The Fund is not actively managed but is designed to track the performance of its Benchmark Index. The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of the companies included in the Benchmark Index and, using sampling techniques, a portfolio of securities designed to give the Fund the relevant comparable attributes of the Benchmark Index. These sampling techniques involve investing in a limited number of securities from the Benchmark Index that, when taken together, are expected to perform similarly to the Benchmark Index as a whole. These techniques take into account a variety of factors such as sector, yield, duration, credit quality and spread.The Benchmark Index covers the U.S. investment grade bond market, including corporate bonds, government securities, mortgage-backed securities (which may be purchased or sold on a delayed delivery or forward commitment basis through the to-be-announced (“TBA”) market), and includes securities with short-, medium-, and long-term maturities.The Fund may invest in exchange-traded funds (“ETFs”) that track the return of a broad-based securities index. The Fund may also invest in derivatives, including but not limited to futures contracts on the Benchmark Index, options on futures contracts and credit default swaps.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by Franklin Advisers, Inc. (“Franklin Advisers”) and Franklin Advisory Services, LLC (“FAS LLC”) (collectively, “Franklin” or the “Sub-Advisers”).Under the “Fund Summary” header of the Prospectus and Summary Prospectus, in the section entitled “Principal Investment Risks,” the following risks are being added:Exchange-Traded Fund Risk - Shares in an ETF represent an interest in a portfolio of securities generally designed to track the performance of a particular market index. The Fund could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. market, for example, while awaiting purchase of underlying securities. The risks associated with owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. An ETF may trade at a premium or discount; and as a result, the Fund may pay more than net asset value when purchasing shares and receive less than net asset value when selling shares.When-Issued, Delayed Delivery and Forward Commitments Risk - The price or yield obtained in a when-issued, delayed delivery or forward commitment transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. In addition, a when-issued, delayed delivery or forward commitment transaction has potentially more counterparty risk than a regularly settled trade.To-Be-Announced Securities Risk - TBA securities involve the risk that a security the Fund buys will lose value prior to its delivery. There is also risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.Additionally, the below risk is hereby deleted in its entirety and replaced with the following:Derivatives Risk - The use of derivative instruments, including but not limited to futures contracts on the Benchmark Index, options on futures contracts and credit default swaps, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund's other portfolio holdings, the risk that a derivative could expose the Fund to the risk of magnified losses resulting from leverage, the risk that a counterparty may be unwilling or unable to meet its obligations, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.
Empower Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower Bond Index Fund
Institutional Class Ticker: MXCOX
Investor Class Ticker: MXBIX
(the “Fund”)Supplement dated January 24, 2024 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 28, 2023, as supplementedEmpower Capital Management, LLC (“ECM”) is the investment adviser to the Fund and is responsible for managing the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security. At meetings held on October 5-6, 2023, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved the appointment of Franklin Advisers, Inc. (“Franklin Advisers”) and Franklin Advisory Services, LLC (“FAS LLC”) as the sub-advisers to the Fund effective on or about February 26, 2024 (the “Effective Date”). On the Effective Date, ECM will remain the investment adviser of the Fund while Franklin Advisers and FAS LLC will be responsible for managing the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security.On the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:Principal Investment Strategies
Below is a summary of the principal investment strategies of the Fund.The Fund is not actively managed but is designed to track the performance of its Benchmark Index. The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of the companies included in the Benchmark Index and, using sampling techniques, a portfolio of securities designed to give the Fund the relevant comparable attributes of the Benchmark Index. These sampling techniques involve investing in a limited number of securities from the Benchmark Index that, when taken together, are expected to perform similarly to the Benchmark Index as a whole. These techniques take into account a variety of factors such as sector, yield, duration, credit quality and spread.The Benchmark Index covers the U.S. investment grade bond market, including corporate bonds, government securities, mortgage-backed securities (which may be purchased or sold on a delayed delivery or forward commitment basis through the to-be-announced (“TBA”) market), and includes securities with short-, medium-, and long-term maturities.The Fund may invest in exchange-traded funds (“ETFs”) that track the return of a broad-based securities index. The Fund may also invest in derivatives, including but not limited to futures contracts on the Benchmark Index, options on futures contracts and credit default swaps.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by Franklin Advisers, Inc. (“Franklin Advisers”) and Franklin Advisory Services, LLC (“FAS LLC”) (collectively, “Franklin” or the “Sub-Advisers”).Under the “Fund Summary” header of the Prospectus and Summary Prospectus, in the section entitled “Principal Investment Risks,” the following risks are being added:Exchange-Traded Fund Risk - Shares in an ETF represent an interest in a portfolio of securities generally designed to track the performance of a particular market index. The Fund could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. market, for example, while awaiting purchase of underlying securities. The risks associated with owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. An ETF may trade at a premium or discount; and as a result, the Fund may pay more than net asset value when purchasing shares and receive less than net asset value when selling shares.When-Issued, Delayed Delivery and Forward Commitments Risk - The price or yield obtained in a when-issued, delayed delivery or forward commitment transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. In addition, a when-issued, delayed delivery or forward commitment transaction has potentially more counterparty risk than a regularly settled trade.To-Be-Announced Securities Risk - TBA securities involve the risk that a security the Fund buys will lose value prior to its delivery. There is also risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.Additionally, the below risk is hereby deleted in its entirety and replaced with the following:Derivatives Risk - The use of derivative instruments, including but not limited to futures contracts on the Benchmark Index, options on futures contracts and credit default swaps, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund's other portfolio holdings, the risk that a derivative could expose the Fund to the risk of magnified losses resulting from leverage, the risk that a counterparty may be unwilling or unable to meet its obligations, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.The Fund is not actively managed but is designed to track the performance of its Benchmark Index. The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of the companies included in the Benchmark Index and, using sampling techniques, a portfolio of securities designed to give the Fund the relevant comparable attributes of the Benchmark Index. These sampling techniques involve investing in a limited number of securities from the Benchmark Index that, when taken together, are expected to perform similarly to the Benchmark Index as a whole. These techniques take into account a variety of factors such as sector, yield, duration, credit quality and spread.The Benchmark Index covers the U.S. investment grade bond market, including corporate bonds, government securities, mortgage-backed securities (which may be purchased or sold on a delayed delivery or forward commitment basis through the to-be-announced (“TBA”) market), and includes securities with short-, medium-, and long-term maturities.The Fund may invest in exchange-traded funds (“ETFs”) that track the return of a broad-based securities index. The Fund may also invest in derivatives, including but not limited to futures contracts on the Benchmark Index, options on futures contracts and credit default swaps.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by Franklin Advisers, Inc. (“Franklin Advisers”) and Franklin Advisory Services, LLC (“FAS LLC”) (collectively, “Franklin” or the “Sub-Advisers”).
Empower Bond Index Fund | Exchange Traded Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-Traded Fund Risk - Shares in an ETF represent an interest in a portfolio of securities generally designed to track the performance of a particular market index. The Fund could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. market, for example, while awaiting purchase of underlying securities. The risks associated with owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. An ETF may trade at a premium or discount; and as a result, the Fund may pay more than net asset value when purchasing shares and receive less than net asset value when selling shares.
Empower Bond Index Fund | When Issued Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When-Issued, Delayed Delivery and Forward Commitments Risk - The price or yield obtained in a when-issued, delayed delivery or forward commitment transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. In addition, a when-issued, delayed delivery or forward commitment transaction has potentially more counterparty risk than a regularly settled trade.
Empower Bond Index Fund | To Be Announced Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	To-Be-Announced Securities Risk - TBA securities involve the risk that a security the Fund buys will lose value prior to its delivery. There is also risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Empower Bond Index Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk - The use of derivative instruments, including but not limited to futures contracts on the Benchmark Index, options on futures contracts and credit default swaps, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund's other portfolio holdings, the risk that a derivative could expose the Fund to the risk of magnified losses resulting from leverage, the risk that a counterparty may be unwilling or unable to meet its obligations, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.